PIMCO ETF Trust

Supplement dated January 18, 2013 to the

Actively-Managed Exchange-Traded Funds Prospectus, dated October 31, 2012,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the Creation Unit Size of the PIMCO Build America Bond Exchange-

Traded Fund, PIMCO Intermediate Municipal Bond Exchange-Traded Fund and PIMCO

Short Term Municipal Bond Exchange-Traded Fund (the “Funds”)

Effective immediately, the number of shares that constitute a Creation Unit for the Funds has been reduced. Accordingly, effective immediately, the “Summary of Other Important Information Regarding Fund Shares—Purchase and Sale of Fund Shares” section of the Prospectus is deleted and replaced with the following:

Purchase and Sale of Fund Shares

Each Fund is an exchange-traded fund (“ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and may not be purchased or redeemed directly with the Fund. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Funds will only issue or redeem shares at NAV that have been aggregated into blocks of 50,000 shares (PIMCO Build America Bond Exchange-Traded, PIMCO Intermediate Municipal Bond Exchange-Traded and PIMCO Short Term Municipal Bond Exchange-Traded Funds), 70,000 shares (PIMCO Enhanced Short Maturity Exchange-Traded Fund), 90,000 shares (PIMCO Government Limited Maturity Exchange-Traded and PIMCO Prime Limited Maturity Exchange-Traded Funds) or 100,000 shares (PIMCO Foreign Currency Strategy Exchange-Traded, PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded and PIMCO Total Return Exchange-Traded Funds) or multiples thereof (“Creation Units”) with certain large institutional investors who have entered into agreements with the Funds’ Distributor (“Authorized Participants”). The Fund will issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies each Business Day.

Investors Should Retain This Supplement For Future Reference

ETF_SUPP1_011813

PIMCO ETF Trust

Supplement dated January 18, 2013 to the

Index Exchange-Traded Funds Prospectus, dated October 31, 2012,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the Creation Unit Size of the PIMCO 1-3 Year U.S. Treasury Index

Exchange-Traded Fund, PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund,

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund and PIMCO Broad U.S.

Treasury Index Exchange-Traded Fund (the “Funds”)

Effective immediately, the number of shares that constitute a Creation Unit for the Funds has been reduced. Accordingly, effective immediately, the “Summary of Other Important Information Regarding Fund Shares—Purchase and Sale of Fund Shares” section of the Prospectus is deleted and replaced with the following:

Purchase and Sale of Fund Shares

Each Fund is an exchange-traded fund (“ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and may not be purchased or redeemed directly with the Fund. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Funds will only issue or redeem shares at NAV that have been aggregated into blocks of 50,000 shares (PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded, PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded, PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded, PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded, PIMCO Australia Bond Index Exchange-Traded, PIMCO Broad U.S. TIPS Index Exchange-Traded, PIMCO Broad U.S. Treasury Index Exchange-Traded, PIMCO Canada Bond Index Exchange-Traded, PIMCO Germany Bond Index Exchange-Traded and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Funds), 80,000 shares (PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund) or 100,000 shares (PIMCO High Yield Corporate Bond Index Exchange-Traded Fund) or multiples thereof (“Creation Units”) with certain large institutional investors who have entered into agreements with the Funds’ Distributor (“Authorized Participants”). The Fund will issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies each Business Day.

Investors Should Retain This Supplement For Future Reference

ETF_SUPP2_011813

PIMCO ETF Trust

Supplement dated January 18, 2013 to the

Statement of Additional Information, dated October 31, 2012,

as supplemented from time to time (the “SAI”)

Disclosure Related to the Creation Unit Size of the PIMCO 1-3 Year U.S. Treasury Index

Exchange-Traded Fund, PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund,

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund, PIMCO Broad U.S.

Treasury Index Exchange-Traded Fund, PIMCO Build America Bond Exchange-Traded

Fund, PIMCO Intermediate Municipal Bond Exchange-Traded Fund and PIMCO Short

Term Municipal Bond Exchange-Traded Fund (the “Funds”)

Effective immediately, the number of shares that constitute a Creation Unit for the Funds has been reduced. Accordingly, effective immediately, the table within the “Creations and Redemptions” section of the SAI, and the sentence preceding it, are deleted and replaced with the following:

The following table sets forth the number of shares of a Fund that constitute a Creation Unit for such Fund:

Fund	Creation Unit Size
PIMCO Foreign Currency Strategy Exchange-Traded Fund PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund PIMCO High Yield Corporate Bond Index Exchange-Traded Fund PIMCO Total Return Exchange-Traded Fund	100,000
PIMCO Government Limited Maturity Exchange-Traded Fund PIMCO Prime Limited Maturity Exchange-Traded Fund	90,000
PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund	80,000
PIMCO Enhanced Short Maturity Exchange-Traded Fund	70,000

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO Australia Bond Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. Treasury Index Exchange-Traded Fund

PIMCO Build America Bond Exchange-Traded Fund

PIMCO Canada Bond Index Exchange-Traded Fund

PIMCO Germany Bond Index Exchange-Traded Fund

PIMCO Intermediate Municipal Bond Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Short Term Municipal Bond Exchange-Traded Fund

50,000

Investors Should Retain This Supplement For Future Reference

ETF_SUPP3_011813